FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2018
FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES [Abstract]
Carrying Value of Estimated Fair Value of Financial Instruments
The carrying value and estimated fair value of the Company`s financial instruments at December 31, 2018 and 2017, are as follows:

All figures in USD ‘000	Fair Value Hierarchy Level	2018 Fair Value	2018 Carrying Value	2017 Fair Value	2017 Carrying Value
Recurring:
Cash and Cash Equivalents	1	49,327	49,327	58,359	58,359
Credit Facility***	2	(313,400)	(313,400)	(391,641)	(391,641)
Investment in Associate	1	-	-	11,992	12,164
Investment Securities	1	4,197	4,197	-	-
Vessel financing Newbuildings***	2	(127,140)	(127,140)	-	-

Non-recurring:
Vessels* (note 3)	2	-	-	100,000	100,000
Goodwill**	3	-	-	0	0

*Vessels measured at fair value were includes as part of the Vessels balance of $935.8 million in our consolidated balance sheet as of December 31, 2017
**Goodwill was written down to zero as of December 31, 2017. The most important assumptions and estimates applied by us in the goodwill impairment assessment included estimated future cash flows from our vessel operations, which is mainly driven by estimated daily time charter equivalents (TCE), operating expenses and the discount rate. The estimated future cash flows for revenues and operating expenses applied in the goodwill impairment model were aligned with the cash flows applied in the vessel impairment model.
*** The Credit Facility and Vessel financing Newbuildings carry a floating LIBOR interest rate, plus a margin and the fair value is assumed to equal the carrying value.